Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Inventories
Inventories consist of the following:

	Yen in millions
	March 31,
	2022	2023

Products	2,012,243	2,317,143
Work in process	547,810	530,915
Raw materials	1,107,558	1,239,535
Supplies and other	153,745	168,021

Total	3,821,356	4,255,614